HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of assets and liabilities classified as held-for-sale relating to Algeria (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Property and equipment	$ 6,717	$ 6,879
Goodwill	1,542	2,682	$ 3,959
Deferred tax assets	113	59
Other current assets	344	335
Total assets	15,921	14,551
Non-current liabilities	9,642	9,128
Current liabilities	4,383	4,410
Total equity	1,505	1,013	2,220	$ 2,775
Reserve of exchange differences on translation
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Total equity	(8,933)	$ (8,775)	$ (8,312)	$ (8,416)
Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Property and equipment	527
Intangible assets excl. goodwill	111
Goodwill	1,001
Deferred tax assets	35
Other current assets	172
Total assets	1,846
Non-current liabilities	106
Current liabilities	285
Total liabilities held for sale	391
Assets and liabilities classified as held for sale | Reserve of exchange differences on translation
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Total equity	$ 667